Joint Ventures (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Current assets	$ 2,569,258	$ 2,682,166
Long-Lived Assets	2,249,205	2,001,985
Current liabilities	475,882	776,812
Non-current liabilities	2,180,003	1,772,867
Revenue	1,817,191	1,943,655	$ 2,265,803
Profit (loss) from continuing operations	168,359	280,603	442,063
Other comprehensive income	19,266	(1,755)	(486)
Comprehensive income	187,625	278,848	441,577
Sichuan SQM Migao Chemical Fertilizers Co Ltda. [Member]
Statement [Line Items]
Current assets	29,507	28,668	28,577
Long-Lived Assets	4,412	5,129	5,913
Current liabilities	14,156	13,472	12,902
Non-current liabilities	0	0	0
Revenue	9	7	16
Profit (loss) from continuing operations	(562)	(1,262)	(1,301)
Other comprehensive income	0	0	0
Comprehensive income	(562)	(1,262)	(1,301)
Coromandel SQM India [Member]
Statement [Line Items]
Current assets	0	4,504	5,905
Long-Lived Assets	0	633	852
Current liabilities	0	1,704	3,050
Non-current liabilities	0	0	0
Revenue	0	8,197	11,605
Profit (loss) from continuing operations	0	(197)	348
Other comprehensive income	0	(77)	(318)
Comprehensive income	0	(274)	30
SQM Vitas Fzco. [Member]
Statement [Line Items]
Current assets	(496)	9,695	30,430
Long-Lived Assets	20,431	1	17,592
Current liabilities	496	1,136	2,678
Non-current liabilities	0	0	0
Revenue	0	36	16,583
Profit (loss) from continuing operations	4,019	3,595	3,561
Other comprehensive income	0	(876)	(1,806)
Comprehensive income	4,019	2,719	1,755
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Statement [Line Items]
Current assets	0	7,534	7,754
Long-Lived Assets	0	26	114
Current liabilities	0	632	1,533
Non-current liabilities	0	0	0
Revenue	0	12,003	13,004
Profit (loss) from continuing operations	0	592	377
Other comprehensive income	0	0	0
Comprehensive income	0	592	377
SQM Vitas Brazil Agroindustria [Member]
Statement [Line Items]
Current assets	40,064	46,118	36,648
Long-Lived Assets	5,527	7,299	7,566
Current liabilities	33,410	40,334	31,808
Non-current liabilities	0	0	0
Revenue	78,960	87,901	82,625
Profit (loss) from continuing operations	2,036	1,128	2,879
Other comprehensive income	(2,938)	(451)	(1,585)
Comprehensive income	(902)	677	1,294
SQM Vitas Peru S.A.C. [Member]
Statement [Line Items]
Current assets	34,548	29,452	22,365
Long-Lived Assets	7,928	8,378	7,785
Current liabilities	33,145	24,855	18,996
Non-current liabilities	1,080	6,044	5,966
Revenue	37,591	28,590	28,619
Profit (loss) from continuing operations	1,319	421	(550)
Other comprehensive income	0	1,322	(223)
Comprehensive income	1,319	1,743	(773)
SQM Vitas BV [Member]
Statement [Line Items]
Current assets		2,609	2,692
Long-Lived Assets		0	0
Current liabilities		2	1
Non-current liabilities		0	0
Revenue		0	0
Profit (loss) from continuing operations		(30)	(28)
Other comprehensive income		(53)	(139)
Comprehensive income		(83)	(167)
Joint ventures [member]
Statement [Line Items]
Current assets	115,686	139,640	144,672
Long-Lived Assets	47,922	29,498	46,412
Current liabilities	93,300	92,712	79,299
Non-current liabilities	2,826	7,162	6,664
Revenue	132,518	151,030	167,913
Profit (loss) from continuing operations	6,596	4,318	5,313
Other comprehensive income	(2,207)	(670)	(3,931)
Comprehensive income	4,389	3,648	1,382
Pavoni C Spa [Member]
Statement [Line Items]
Current assets	10,645	9,444	10,062
Long-Lived Assets	7,493	7,074	6,490
Current liabilities	9,270	8,466	8,098
Non-current liabilities	836	735	698
Revenue	15,958	14,296	15,461
Profit (loss) from continuing operations	16	71	(79)
Other comprehensive income	698	(510)	140
Comprehensive income	714	(439)	61
Covalent Lithium Pty Ltd [Member]
Statement [Line Items]
Current assets	1,418	1,616	239
Long-Lived Assets	2,131	958	100
Current liabilities	2,823	2,111	233
Non-current liabilities	910	383	0
Revenue	0	0	0
Profit (loss) from continuing operations	(232)	0	106
Other comprehensive income	33	(25)	0
Comprehensive income	$ (199)	$ (25)	$ 106